Description of Plan (Details) - EBP 003 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Transfers in	$ 668,218	$ 0
Transfers in, participant account balance	654,214
Transfers in, participant loan balance	$ 14,004
Pretax, non-highly compensated employee, maximum annual compensation to total compensation, percentage	50.00%
Pretax, highly compensated employee, maximum annual compensation to total compensation, percentage	20.00%
Matching percentage	50.00%
Participant compensation matched, percentage	6.00%
Employer contribution, annual contribution	$ 5,058,089	4,602,923
Forfeited nonvested account, decrease from employer	288,854	309,850
Forfeited, unused	285,356	$ 186,046
Minimum borrowing, amount	1,000
Maximum borrowing, amount	$ 50,000
Maximum borrowing, to total account, percentage	50.00%
Participant loan, interest rate	4.25%	9.50%
General loan, borrowing term	5 years
Primary residence, borrowing term	15 years
Investment, Identifier [Axis]: Ecovyst Stock Fund
EBP, Description of Plan [Line Items]
Maximum annual compensation to total compensation, percentage	15.00%
EBP, Employer Matching Contribution
EBP, Description of Plan [Line Items]
Vesting period	3 years
EBP, Employer Matching Contribution | EBP, Employer Contribution, Tranche One
EBP, Description of Plan [Line Items]
Vesting percentage	33.33%
EBP, Employer Matching Contribution | EBP, Employer Contribution, Tranche Two
EBP, Description of Plan [Line Items]
Vesting percentage	33.33%
EBP, Employer Matching Contribution | EBP, Employer Contribution, Tranche Three
EBP, Description of Plan [Line Items]
Vesting percentage	33.33%
EBP, Employer Annual Contribution
EBP, Description of Plan [Line Items]
Vesting period	3 years
Vesting percentage	100.00%
Minimum
EBP, Description of Plan [Line Items]
Employer contribution, annual contribution, percentage	4.00%
Participant loan, interest rate	425.00%
Maximum
EBP, Description of Plan [Line Items]
Employer contribution, annual contribution, percentage	8.00%
Participant loan, interest rate	950.00%